Property, plant and equipment, intangible assets and goodwill (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movements in Property, Plant and Equipment

(in €‘000)	Property, plant and equipment	Intangible assets (excl. goodwill)	Goodwill
Carrying amount at December 31, 2022	134,718	13,924	10,724
Movements in the nine months ended September 30, 2023
Additions	43,070	—	—
Disposals	(9,691)	—	—
Depreciation and amortization	(15,444)	(3,244)	—
Accumulated depreciation and amortization of disposals	4,628	—	—
Impairments	(321)	—	—
Reversal of impairments	549	—	—
Carrying amount at September 30, 2023	157,509	10,680	10,724